Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	122 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
GreenFi Redwood Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.90%	9.71%	12.75%	12.12%
Performance Inception Date	Nov. 16, 2015
GreenFi Redwood Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.73%	7.89%	10.75%	10.16%
GreenFi Redwood Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	7.29%	9.79%	9.26%
GreenFi Redwood Fund Maximum Fee
Prospectus [Line Items]
Average Annual Return, Percent		17.90%	8.49%	11.60%	10.99%
Performance Inception Date	Nov. 16, 2015
GreenFi Redwood Fund Maximum Fee | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.73%	6.67%	9.60%	9.03%
GreenFi Redwood Fund Maximum Fee | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.07%	8.64%	8.13%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%	14.59%

[1]	The Fund commenced operations on November 16, 2015.